UNITED STATES
				SECURITIES AND EXCHANGE COMMISION
					Washington, D.C.   20549

					       FORM  13F


					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Institutional Investment Manager Filing this Report:
Name:    Howard Capital Management
Address: 45 Rockefeller Plaza
	 Suite 1440
	 New York, NY  10111

13F File Number:  28-7476

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Peter Fromen
Title: Associate
Phone: (212) 586-7863
Signature, Place, and Date of Signing:


Report Type (Check only one.):

[ x]		13f HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Mangers:	0

Form 13F Information Table Entry Total:	94

Form 13F Information Table Value Total: $190,854

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM                           COM              885535104     1557    66800 SH       SOLE                                      66800
AT&T                           COM              001957109     1584    19846 SH       SOLE                                      19846
Abbott Laboratories            COM              002824100     1217    26000 SH       SOLE                                      26000
Alcoa                          COM              013817101     2904    70500 SH       SOLE                                      70500
American Express               COM              025816109      805     6840 SH       SOLE                                       6840
American Home Products         COM              026609107     1032    15815 SH       SOLE                                      15815
American International Group   COM              026874107     5449    45172 SH       SOLE                                      45172
Armor Holdings Inc.            COM              042260109     2068   151100 SH       SOLE                                     151100
Atlantic Richfield             COM              048825103      736    10070 SH       SOLE                                      10070
BP Amoco                       COM              055622104      298     2952 SH       SOLE                                       2952
Bank One                       COM              06423A103     2195    39871 SH       SOLE                                      39871
BankAmerica Corp               COM              06605F102      224     3175 SH       SOLE                                       3175
Bellsouth                      COM              079860102      237     5912 SH       SOLE                                       5912
Bethlehem Steel                COM              087509105     1270   154000 SH       SOLE                                     154000
Boeing                         COM              097023105      484    14248 SH       SOLE                                      14248
Bristol-Myers Squibb           COM              110122108     4641    72374 SH       SOLE                                      72374
CBS                            COM              12490K107      573    14000 SH       SOLE                                      14000
CNA Financial                  COM              126117100     1192    30700 SH       SOLE                                      30700
Cendant Corporation            COM              151313103      283    18000 SH       SOLE                                      18000
Centocor                       COM              152342101      935    25300 SH       SOLE                                      25300
Charles Schwab                 COM              808513105     1329    13825 SH       SOLE                                      13825
Chevron                        COM              166751107      628     7096 SH       SOLE                                       7096
Cisco Systems                  COM              17275R102     5438    49637 SH       SOLE                                      49637
Citigroup                      COM              173034109     1348    21102 SH       SOLE                                      21102
Clorox Corp                    COM              189054109     1289    11000 SH       SOLE                                      11000
Coca Cola                      COM              191216100     1111    18104 SH       SOLE                                      18104
Comcast -Spec. CL A            COM              200300200     4687    74475 SH       SOLE                                      74475
Cooper Cameron Corp.           COM              216640102     1660    49000 SH       SOLE                                      49000
Deere                          COM              244199105      429    11118 SH       SOLE                                      11118
Dime Bancorp                   COM              25429Q102      232    10000 SH       SOLE                                      10000
Disney Walt                    COM              254687106     2795    89795 SH       SOLE                                      89795
Dow Chemical                   COM              260543103      327     3509 SH       SOLE                                       3509
Du Pont                        COM              263534109      335     5770 SH       SOLE                                       5770
Eaton Corp.                    COM              278058102     1201    16800 SH       SOLE                                      16800
Emerson Electric               COM              291011104      533    10071 SH       SOLE                                      10071
Exxon                          COM              302290101     6149    87137 SH       SOLE                                      87137
Federal Home Loan Mortgage     COM              313400301      571    10000 SH       SOLE                                      10000
Federal National Mortgage Asso COM              313586109      277     4000 SH       SOLE                                       4000
First Union Corp               COM              337358105      563    10542 SH       SOLE                                      10542
GTE                            COM              362320103      312     5156 SH       SOLE                                       5156
Gallaher Group Plc-ADR         COM              363595109      208     8832 SH       SOLE                                       8832
General Electric               COM              369604103    11939   107920 SH       SOLE                                     107920
General Mills                  COM              370334104      363     4800 SH       SOLE                                       4800
General Motors                 COM              370442105     4420    50802 SH       SOLE                                      50802
Gillette                       COM              375766102     1849    31100 SH       SOLE                                      31100
Glaxo Wellcome Plc-Sponsored A COM              37733W105      930    13900 SH       SOLE                                      13900
Global Crossing LTD            COM              G3921A100      499    10800 SH       SOLE                                      10800
Halliburton                    COM              406216101     3663    95150 SH       SOLE                                      95150
Hewlett Packard Co             COM              428236103     5570    82140 SH       SOLE                                      82140
Hexcel Corp                    COM              428291108      616    85000 SH       SOLE                                      85000
Home Depot                     COM              437076102     5447    87500 SH       SOLE                                      87500
Intel                          COM              458140100     5970    50220 SH       SOLE                                      50220
International Business Machine COM              459200101     1928    10878 SH       SOLE                                      10878
JP Morgan                      COM              616880100     6157    49905 SH       SOLE                                      49905
Johnson & Johnson              COM              478160104     1672    17880 SH       SOLE                                      17880
Lilly Eli                      COM              532457108     1159    13650 SH       SOLE                                      13650
Loews                          COM              540424108      760    10189 SH       SOLE                                      10189
Lucent Technologies            COM              549463107     1258    11647 SH       SOLE                                      11647
Mastec Inc.                    COM              576323109     2628   115525 SH       SOLE                                     115525
McDonalds                      COM              580135101     1854    40910 SH       SOLE                                      40910
Medpartners Inc.               COM              58503x107     1294   272500 SH       SOLE                                     272500
Medtronic                      COM              585055106      230     3200 SH       SOLE                                       3200
Merck                          COM              589331107    11502   143547 SH       SOLE                                     143547
Micron Technology              COM              595112103      569    11800 SH       SOLE                                      11800
Microsoft                      COM              594918104     6603    73670 SH       SOLE                                      73670
Minnesota Mining & Manufacturi COM              604059105     2462    34805 SH       SOLE                                      34805
Mobil                          COM              607059102      946    10748 SH       SOLE                                      10748
Monsanto                       COM              611662107      394     8570 SH       SOLE                                       8570
Motorola                       COM              620076109      590     8061 SH       SOLE                                       8061
NTL Incorporated               COM              629407107      407     5000 SH       SOLE                                       5000
Netspeak Corp.                 COM              64115D109     3001   261000 SH       SOLE                                     261000
Nextel Communications          COM              65332V103     6243   170460 SH       SOLE                                     170460
PE Corp - PE Biosystems Group  COM              714041100      330     3400 SH       SOLE                                       3400
Pepsico                        COM              713448108      678    17300 SH       SOLE                                      17300
Pfizer                         COM              717081103     3444    24820 SH       SOLE                                      24820
Philip Morris                  COM              718154107     6246   177510 SH       SOLE                                     177510
Pitney Bowes                   COM              724479100      319     5000 SH       SOLE                                       5000
Procter & Gamble               COM              742718109      451     4600 SH       SOLE                                       4600
Royal Dutch Petroleum          COM              780257804      534    10272 SH       SOLE                                      10272
SBC Communications             COM              78387G103      505    10713 SH       SOLE                                      10713
Schering Plough                COM              806605101     1764    31928 SH       SOLE                                      31928
Schlumberger                   COM              806857108     2162    35925 SH       SOLE                                      35925
Sealed Air New                 COM              81211K100      728    14800 SH       SOLE                                      14800
Texas Instruments              COM              882508104     2809    28300 SH       SOLE                                      28300
Time Warner                    COM              887315109      472     6664 SH       SOLE                                       6664
Transocean Offshore Inc        COM              893817106      864    30000 SH       SOLE                                      30000
U S Steel Group                COM              90337T101      740    31509 SH       SOLE                                      31509
United Technologies            COM              913017109     5690    42015 SH       SOLE                                      42015
Value Line Inc.                COM              920437100     1853    53625 SH       SOLE                                      53625
Varco International Inc.       COM              922126107     1758   158000 SH       SOLE                                     158000
Wal-Mart Stores                COM              931142103     2927    31750 SH       SOLE                                      31750
Warner-Lambert                 COM              934488107      523     7900 SH       SOLE                                       7900
Washington Post Cl B           COM              939640108      209      400 SH       SOLE                                        400
Williams Cos Inc               COM              969457100     1817    46000 SH       SOLE                                      46000